CONVERTIBLE DEBENTURES PAYABLE (Details 3) - USD ($)	Jun. 30, 2022	Sep. 30, 2021
Debt Disclosure [Abstract]
2023	$ 4,795,763	$ 1,132,205
2024	234,230	4,200,761
2026		332,619
Convertible debentures payable, related and non related party	5,029,993	5,665,585
Less: Debt discount on convertible debentures payable	(2,209,006)	(2,272,847)
Total convertible debentures payable, related and non related party, net	$ 2,820,987	$ 3,392,738